Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
IFRS Statement [Line Items]
Entity Registrant Name	Controladora Vuela Compania de Aviacion, S.A.B. de C.V.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Central Index Key	0001520504
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Shell Company	false
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	false
American Depositary Shares
IFRS Statement [Line Items]
Title of 12(b) Security	American Depositary Shares (ADSs)
Trading Symbol	VLRS
Security Exchange Name	NYSE
Ordinary Participation Certificates
IFRS Statement [Line Items]
Title of 12(b) Security	Ordinary Participation Certificates (Certificados de Participación Ordinarios or CPOs)
Trading Symbol	VLRS
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	806,435,856
Series A shares
IFRS Statement [Line Items]
Title of 12(b) Security	Series A shares of common stock, no par value
Trading Symbol	VOLARA
Security Exchange Name	MIAX
Entity Common Stock, Shares Outstanding	923,824,804